DERIVATIVES - Schedule of Company’s Derivatives Portfolio (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Notional Amounts	$ 7,208,040	$ 5,769,802
Derivative Assets	145,710	207,653
Derivative Liabilities	(67,400)	(165,858)
Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		5,769,802	$ 4,359,072
Derivative Assets		207,653	173,209
Derivative Liabilities		(165,858)	(160,642)
Digital Assets
Derivative [Line Items]
Notional Amounts	4,289,937	4,685,112
Derivative Assets	119,910	185,208
Derivative Liabilities	(48,948)	(145,493)
Digital Assets | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		4,685,112	2,831,616
Derivative Assets		185,208	122,911
Derivative Liabilities		(145,493)	(120,795)
Foreign currencies
Derivative [Line Items]
Notional Amounts	354,282	19,259
Derivative Assets	4,433	12,064
Derivative Liabilities	(3,877)	(10,483)
Foreign currencies | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		19,259	3,397
Derivative Assets		12,064	11,279
Derivative Liabilities		(10,483)	(11,027)
Equity securities
Derivative [Line Items]
Notional Amounts	2,210,091	1,049,846
Derivative Assets	19,316	10,343
Derivative Liabilities	(12,707)	(9,683)
Equity securities | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		1,049,846	54,417
Derivative Assets		10,343	30,541
Derivative Liabilities		(9,683)	(23,876)
Interest rates
Derivative [Line Items]
Notional Amounts	289,446	5,002
Derivative Assets	97	19
Derivative Liabilities	(1,054)	(13)
Interest rates | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		5,002	1,408,406
Derivative Assets		19	7,698
Derivative Liabilities		(13)	(4,639)
Commodities
Derivative [Line Items]
Notional Amounts	64,284	10,583
Derivative Assets	1,954	19
Derivative Liabilities	(814)	(186)
Commodities | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		10,583	61,236
Derivative Assets		19	780
Derivative Liabilities		(186)	(305)
Digital assets receivable
Derivative [Line Items]
Notional Amounts	7,153	3,911
Derivative Assets	21,432	60,720
Derivative Liabilities	0	0
Digital assets receivable | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		3,911	15,971
Derivative Assets		60,720	20,860
Derivative Liabilities		0	0
Embedded derivatives — Digital assets borrowed
Derivative [Line Items]
Notional Amounts	2,970,695	1,269,013
Derivative Assets	58,818	24,039
Derivative Liabilities	(152,885)	(252,635)
Embedded derivatives — Digital assets borrowed | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		1,269,013	369,280
Derivative Assets		24,039	877
Derivative Liabilities		(252,635)	(29,874)
Embedded derivatives — Collateral payable
Derivative [Line Items]
Notional Amounts	2,249,077	1,219,247
Derivative Assets	65,125	55,848
Derivative Liabilities	$ (341,053)	(161,261)
Embedded derivatives — Collateral payable | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		1,219,247	439,544
Derivative Assets		55,848	4,244
Derivative Liabilities		(161,261)	(134,695)
Embedded derivatives — Notes payable
Derivative [Line Items]
Notional Amounts		847,500
Derivative Assets		0
Derivative Liabilities		(136,192)
Embedded derivatives — Notes payable | Galaxy Digital Holdings, LP
Derivative [Line Items]
Notional Amounts		847,500	445,000
Derivative Assets		0	0
Derivative Liabilities		$ (136,192)	$ (10,472)